UNITHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2024
Disclosure of classes of share capital [abstract]
UNITHOLDERS' EQUITY

11.	UNITHOLDERS' EQUITY
Units
Granite REIT is authorized to issue an unlimited number of units. Each unit is entitled to distributions as and when declared and, in the event of termination of Granite REIT, to the net assets of Granite REIT remaining after satisfaction of all liabilities.
Unit-Based Compensation
Incentive Stock Option Plan

The Incentive Stock Option Plan allowed for the grant of stock options or stock appreciation rights to directors, officers, employees and consultants. Effective October 1, 2024, the Board of Trustees of the Trust terminated the Incentive Stock Option Plan and there were no options outstanding at the time. As at December 31, 2023, there were no options outstanding under this plan.
Director/Trustee Deferred Share Unit Plan

The Trust has two Non-Employee Director Share-Based Compensation Plans (the “DSPs”) which provide for a deferral of up to 100% of each non-employee director’s total annual remuneration, at specified levels elected by each director. The amounts deferred under the DSPs are reflected by notional deferred share units (“DSUs”) whose value at the time that the particular payment to the director is determined reflects the fair market value of a unit. The value of a DSU subsequently appreciates or depreciates with changes in the market price of the units. The DSPs also provide for the accrual of notional distribution equivalents on any distributions paid on the units. On June 9, 2022, amendments were made to the DSPs to allow, at the discretion of the Compensation, Governance and Nominating Committee (the "CGN Committee)" for the DSUs to be settled in cash or units, equal to the value of the accumulated DSUs at such date.

A reconciliation of the changes in the DSUs outstanding is presented below:

	2024		2023
	Number (000s)	Weighted Average Grant Date Fair Value	Number (000s)	Weighted Average Grant Date Fair Value
DSUs outstanding, January 1	123	$65.70	101	$64.58
New grants and distributions	24	75.40	22	70.71
Settled	(5)	80.97	—	—
DSUs outstanding, December 31	142	$66.78	123	$65.70
Executive Deferred Unit Plan

As a result of the Arrangement described in note 1, Granite amended the Executive Stapled Unit Plan (the "Restricted Stapled Unit Plan") to the Executive Deferred Unit Plan (the "Restricted Unit Plan"), the Restricted Share Units (“RSUs”) to Restricted Units (“RUs”) and Performance Share Units (“PSUs”) to Performance Units (“PUs”).

The Restricted Unit Plan of the Trust provides for the issuance of RUs and PUs and is designed to provide equity-based compensation in the form of the units to executives and other employees (the “Participants”). The maximum number of units which may be issued pursuant to the Restricted Unit Plan is 1.0 million. The Restricted Unit Plan entitles a Participant to receive a unit or a cash payment equal to the market value of the unit, which on any date is the volume weighted average trading price of a unit on the Toronto Stock Exchange or New York Stock Exchange over the preceding five trading days. The form of redemption of the units is determined by the Compensation, Governance and Nominating Committee and is not at the option of the Participant. Vesting conditions in respect of a grant are determined by the Compensation, Governance and Nominating Committee at the time the grant is made and may result in the vesting of more or less than 100% of the number of units. The Restricted Unit Plan also provides for the accrual of distribution equivalent amounts based on distributions paid on the units. The units are, unless otherwise agreed or otherwise required by the Restricted Unit Plan, settled within 60 days following vesting.

A reconciliation of the changes in notional units outstanding under the Restricted Unit Plan is presented below:

	2024		2023
	Number (000s)	Weighted Average Grant Date Fair Value	Number (000s)	Weighted Average Grant Date Fair Value
RUs and PUs outstanding, January 1	145	$81.93	124	$87.18
New grants and distributions(1)	83	75.34	80	71.80
Forfeited	(2)	79.63	(3)	81.54
PUs added by performance factor	7	73.84	27	83.37
Settled in cash	(36)	80.06	(42)	80.32
Settled in units	(36)	80.06	(41)	80.32
RUs and PUs outstanding, December 31(2)	161	$79.05	145	$81.93
(1)Includes 42.8 RUs and 32.2 PUs granted during the year ended December 31, 2024 (2023 — 40.1 RUs and 34.4 PUs).
(2)Total units outstanding at December 31, 2024 include a total of 66.7 RUs and 93.9 PUs granted (2023 — 58.4 RUs and 86.8 PUs).
The fair value of the outstanding RUs was $3.8 million at December 31, 2024 and is based on the market price of a unit. The fair value is adjusted for changes in the market price of a unit and recorded as a liability in the employee unit-based compensation payables (note 9).

The fair value of the outstanding PUs was $4.2 million at December 31, 2024 and is recorded as a liability in the employee unit-based compensation payables (note 9). The fair value is calculated using the Monte-Carlo simulation model based on the assumptions below as well as a market adjustment factor based on the total unitholder return of the units relative to the S&P/TSX Capped REIT Index.

Grant date	January 1, 2024, January 1, 2023 and January 1, 2022
PUs outstanding	93,867
Weighted average term to expiry	1.1 years
Average volatility rate	20.4%
Weighted average risk free interest rate	2.1%
The Trust's unit-based compensation expense recognized in general and administrative expenses was:

Years ended December 31,	2024	2023

DSUs for trustees/directors(1)	$906	$2,431
Restricted Unit Plan for executives and employees	4,454	7,782
Unit-based compensation expense	$5,360	$10,213

Fair value remeasurement (recovery) expense included in the above:
DSUs for trustees/directors	$(879)	$844
Restricted Unit Plan for executives and employees	(247)	3,107
Total fair value remeasurement (recovery) expense	$(1,126)	$3,951
(1)In respect of fees mandated and elected to be taken as DSUs.
Normal Course Issuer Bid
On May 22, 2024, Granite announced the acceptance by the TSX of Granite’s Notice of Intention to Make a Normal Course Issuer Bid (“NCIB”). Following completion of the Arrangement, the NCIB continues as a NCIB of Granite REIT for the purchase of units. Pursuant to the NCIB, Granite proposes to purchase through the facilities of the TSX and any alternative trading system in Canada, from time to time and if considered advisable, up to an aggregate of 6,273,168 of Granite’s issued and outstanding units. The NCIB commenced on May 24, 2024 and will conclude on the earlier of the date on which purchases under the bid have been completed and May 23, 2025. Pursuant to the policies of the TSX, daily purchases made by Granite through the TSX may not exceed 23,113 units, subject to certain exceptions. Granite has entered into an automatic securities purchase plan with a broker in order to facilitate repurchases of the units under the NCIB during specified blackout periods. Pursuant to a previous notice of intention to conduct a NCIB, Granite received approval from the TSX to purchase units for the period May 24, 2023 to May 23, 2024.
During the year ended December 31, 2024, Granite repurchased 667,300 units at an average unit cost of $68.64 for total consideration of $45.8 million, excluding commissions and taxes on net repurchases of units. The difference between the repurchase price and the average cost of the units was recorded in contributed surplus until the $5.3 million balance of contributed surplus was fully depleted. During the year ended December 31, 2023, Granite repurchased 392,700 units at an average unit cost of $68.73 for total consideration of $27.0 million, excluding commissions. The difference between the repurchase price and the average cost of the units of $6.4 million was recorded to contribution surplus.
Accumulated Other Comprehensive Income
Accumulated other comprehensive income consists of the following:

As at December 31,	2024	2023
Foreign currency translation gains on investments in subsidiaries, net of related hedging activities and non-controlling interests(1)	$662,807	$254,364
Fair value (losses) gains on derivatives designated as net investment hedges	(13,475)	52,056
	$649,332	$306,420
(1)Includes foreign currency translation gains and losses from non-derivative financial instruments designated as net investment hedges.